Intangible Assets and Goodwill - Summary of Aggregate Amount of Goodwill is Allocated to Each CGU (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	$ 42,333,174	$ 6,750,626	[1]
Biodroga - Nutraceutical segment
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	3,283,626	$ 6,750,626
SugarLeaf - Cannabis segment
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	$ 39,049,548

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).